Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017		$ 1,000	$ 22,749,000	$ (28,540,000)	$ (5,790,000)
Balance, shares at Dec. 31, 2017		7,941,235
Common stock issued upon exercise of warrants			22,000		22,000
Common stock issued upon exercise of warrants, shares		1,074,921
Common stock issued upon exercise of options			34,000		$ 34,000
Common stock issued upon exercise of options, shares		32,508			32,508
Proceeds from sale of common stock			2,979,000		$ 2,979,000
Proceeds from sale of common stock, shares		1,163,938
Fair value of warrants issued for debt extension			1,188,000		1,188,000
Fair value of common stock issued for services			1,546,000		1,545,000
Fair value of common stock issued for services, shares		319,346
Fair value of common stock issued upon conversion of debt			3,066,000		3,066,000
Fair value of common stock issued upon conversion of debt, shares		1,243,189
Fair value of common stock upon issuance of convertible debt			595,000		595,000
Fair value of common stock upon issuance of convertible debt, shares		96,667
Fair value of common stock issued upon conversion of accrued expenses			582,000		582,000
Fair value of common stock issued upon conversion of accrued expenses, shares		27,148
Common stock issued upon exercise of put option			1,000,000		1,000,000
Common stock issued upon exercise of put option, shares		203,207
Fair value of vested stock options			1,870,000		1,870,000
Fair value of vested stock options, shares
Sale of common stock from private placement			2,979,000		2,979,000
Sale of common stock from private placement, shares		1,163,938
Stock repurchase			(20,000)		(20,000)
Stock repurchase, shares		(46,668)
Net loss				(12,127,000)	(12,127,000)
Balance at Dec. 31, 2018		$ 1,000	35,611,000	(40,667,000)	(5,055,000)
Balance, shares at Dec. 31, 2018		12,055,491
Common stock issued upon exercise of warrants
Common stock issued upon exercise of warrants, shares		148,714
Fair value of common stock issued for services			388,000		388,000
Fair value of common stock issued for services, shares		39,998
Fair value of common stock upon issuance of convertible debt			128,000		128,000
Fair value of common stock upon issuance of convertible debt, shares		16,667
Fair value of vested stock options			463,000		463,000
Fair value of vested stock options, shares
Beneficial holder round up
Beneficial holder round up, shares		83,581
Net loss				(3,008,000)	(3,008,000)
Balance at Mar. 31, 2019		$ 1,000	36,590,000	(43,675,000)	(7,084,000)
Balance, shares at Mar. 31, 2019		12,344,451
Balance at Dec. 31, 2018		$ 1,000	35,611,000	(40,667,000)	(5,055,000)
Balance, shares at Dec. 31, 2018		12,055,491
Common stock issued upon exercise of warrants			45,000		$ 45,000
Common stock issued upon exercise of warrants, shares		189,237
Common stock issued upon exercise of options, shares
Proceeds from sale of common stock					$ 1,195,000
Proceeds from sale of common stock, shares					598,286
Fair value of common stock issued for services			1,778,000		$ 1,778,000
Fair value of common stock issued for services, shares		1,015,981
Sale of common stock from private placement					$ 1,195,000
Sale of common stock from private placement, shares					598,286
Fair value of warrants issued to Series A Preferred stockholders			(2,400,000)		$ (2,400,000)
Sale of common stock from Public Offering		$ 1,000	18,362,000		18,363,000
Sale of common stock from Public Offering, shares		6,549,596
Fair value of common stock issued for acquisition			7,820,000		7,820,000
Fair value of common stock issued for acquisition, shares		3,327,791
Fair value of common stock issued to settle accounts payable			10,000		10,000
Fair value of common stock issued to settle accounts payable, shares		4,142
Fair value of common stock and warrants issued to settle notes payable			1,410,000		1,410,000
Fair value of common stock and warrants issued to settle notes payable, shares		598,286
Conversion of convertible debt			410,000		410,000
Conversion of convertible debt, shares		182,333
Common stock upon issuance of convertible debt			182,000		182,000
Common stock upon issuance of convertible debt, shares		25,272
Issuance of fractional shares due to reverse split
Issuance of fractional shares due to reverse split, shares		139,036
Issuance of Series A convertible preferred stock for cash			4,688,000		4,688,000
Issuance of Series A convertible preferred stock for cash, shares	5,030
Conversion of series A preferred shares
Conversion of series A preferred shares, shares	(634)	409,032
Fair value of warrants issued with the Series A convertible preferred stock			(4,688,000)		(4,688,000)
Fair value of vested stock options and warrants			2,400,000		2,400,000
Net loss				(15,918,000)	(15,918,000)
Balance at Dec. 31, 2019		$ 2,000	68,028,000	(56,585,000)	11,445,000
Balance, shares at Dec. 31, 2019	4,396	24,496,197
Balance at Mar. 31, 2019		$ 1,000	36,590,000	(43,675,000)	(7,084,000)
Balance, shares at Mar. 31, 2019		12,344,451
Balance at Dec. 31, 2019		$ 2,000	68,028,000	(56,585,000)	$ 11,445,000
Balance, shares at Dec. 31, 2019	4,396	24,496,197
Common stock issued upon exercise of options, shares
Proceeds from sale of common stock		$ 1,000	3,429,000		$ 3,430,000
Proceeds from sale of common stock, shares		3,392,833
Fair value of common stock issued for services			321,000		321,000
Fair value of common stock issued for services, shares		320,601
Fair value of vested stock options			381,000		381,000
Fair value of vested stock options, shares
Sale of common stock from private placement		$ 1,000	3,429,000		3,430,000
Sale of common stock from private placement, shares		3,392,833
Fair value of warrants issued to Series A Preferred stockholders			(3,951,000)		(3,951,000)
Fair value of vested restricted stock awards			241,000		241,000
Fair value of vested restricted stock awards, shares		11,025
Conversion of convertible debt
Conversion of convertible debt, shares	(1,150)	741,933
Fair value of vested stock options and warrants			3,951,000		3,951,000
Net loss				(1,946,000)	(1,946,000)
Balance at Mar. 31, 2020		$ 3,000	$ 68,449,000	$ (58,531,000)	$ 9,921,000
Balance, shares at Mar. 31, 2020	3,246	28,962,589